Shareholder Report, Holdings (Details)	Jul. 31, 2024
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	74.00%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	74.00%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class C | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class I | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	74.00%
Class I | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class I | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	74.00%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	62.00%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	62.00%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	62.00%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	62.00%
Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Class I | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Class I | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class C | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
Class I | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Class I | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C1 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
Class C1 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
Class C1 | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Class C1 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Class C1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
Class I | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
Class I | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Class I | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%